Benefit Plans (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014 installment	Dec. 31, 2013	Dec. 31, 2012
401(k) savings plan
Maximum percentage of compensation for which employer makes matching contribution	5.00%
Employer contributions	$ 861,513	$ 770,494	$ 724,273
Employee Stock Ownership Plan ("ESOP")
Requisite age to participate in the plan	21 years
Requisite period of service to participate in the plan	1 year
Minimum service hours to participate in the plan	1000 hours
Number of shares of common stock sold to the Oneida Savings Bank employee stock ownership plan	157,000
Number of installments in which loan is payable	10
Period over which loan in payable in installments	10 years
Variable interest rate (as a percent)	3.25%	3.25%
Contributions to ESOP	140,936	202,031	235,835
ESOP compensation expense	231,500	350,079	350,113
ESOP compensation expense including income taxes	231,500	350,079	350,113
Shares held by ESOP
Allocated to participants (in shares)	462,812	444,789
Unearned (in shares)	0	18,023
Total ESOP shares	462,812	462,812
Fair value of unearned shares	0	228,351
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 118,500